Loans and Merchant Cash Advances - Schedule of MCA, Loans and Related Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and merchant cash advances, net	$ 816,000,000	$ 580,000,000			$ 471,000,000
Interest receivable	10,000,000	3,000,000	$ 0
Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	732,000,000	228,000,000			73,000,000
Allowance for credit losses related to uncollectible receivable	(60,000,000)	(19,000,000)		$ (3,000,000)	(3,000,000)
Merchant cash advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	180,000,000	420,000,000			439,000,000
Allowance for credit losses related to uncollectible receivable	$ (36,000,000)	$ (49,000,000)		$ (38,000,000)	$ (38,000,000)